Other Non-current Liabilities (Schedule of Non-current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Long-term debt	$ 11,614	$ 12,420
Less current portion	(4,913)	(3,939)
Total other non-current liabilities	8,516	9,262
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Long-term debt	8,344	8,625
Less current portion	(2,470)	(2,107)
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Long-term debt	2,896	3,239
Less current portion	(622)	(893)
Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Long-term debt	330	377
Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Long-term debt		154
Less current portion		(154)
Capital Lease [member]
Disclosure of financial liabilities [line items]
Long-term debt	44	25
Less current portion	$ (6)	$ (4)